Offerings	Sep. 30, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Unsecured Notes
Maximum Aggregate Offering Price	$ 2,000,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 306,200
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Unsecured Notes
Maximum Aggregate Offering Price	$ 1,350,000,000
Carry Forward Form Type	S-3
Carry Forward File Number	333-268874
Carry Forward Initial Effective Date	Dec. 29, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 148,770
Offering Note
(1) Pursuant to Rule 415(a)(6), the securities being registered hereunder include $1,350,000,000 of unsold securities which remain unsold as of the date hereof (collectively, the “Unsold Securities”) previously registered by the Registrant’s registration statement on Form S-3 (File No. 333-268874), which was originally filed with Securities and Exchange Commission (the “Commission”) on December 19, 2022, and declared effective by the Commission on December 29, 2022 (the “Prior Registration Statement”). The aggregate filing fee paid in connection with such Unsold Securities was $148,770. Pursuant to Rule 415(a)(6) under the Securities Act, (i) the registration fee applicable to the Unsold Securities is being carried forward to this registration statement and will continue to be applied to the Unsold Securities, and (ii) the offering of the Unsold Securities registered on the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement. Accordingly, the Registrant is paying a registration fee of $306,200 with the filing of this registration statement. If the registrant sells any of the Unsold Securities pursuant to the Prior Registration Statement after the date of the initial filing, and prior to the date of effectiveness, of this registration statement, the registrant will file a pre-effective amendment to this registration statement, which will reduce the number of Unsold Securities included on this registration statement.